AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

October 4, 2019

Via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Re:                                 Pacific Funds Series Trust

(File Nos. 033-13954, 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 139 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. PEA No. 139 is filed for the purpose of adding a new fund to the Trust — the International Equity Income Portfolio.

Information that was not available or final at the time of the filing will be included in a Rule 485(b) filing prior to the effective date. As the facing sheet indicates, PEA No. 139 is scheduled to become effective 75 days after filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,
/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Laurene MacElwee, Pacific Life Fund Advisors LLC
Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP